UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2013

Date of reporting period:	4/30/2012

Item 1. Schedule of Investments

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit — 8.4%
$ 151,700	Bank of Montreal 0.170%, 05/21/12	$ 151,700,000
92,000	0.666%, 10/25/12(a)	92,061,424
141,500	Bank of Nova Scotia 0.391%, 05/10/12(a)	141,500,000
3,000	0.666%, 07/27/12(a)	3,000,377
80,000	0.674%, 06/11/12(a)	80,016,656
5,000	0.770%, 08/09/12(a)	5,002,104
49,500	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.360%, 08/03/12	49,500,000
170,000	0.390%, 05/11/12	170,000,000
190,500	Barclays Bank PLC 0.812%, 08/02/12	190,500,000
50,000	Branch Banking and Trust Co. 0.220%, 05/01/12	50,000,000
171,500	0.220%, 07/02/12	171,500,000
87,000	0.310%, 06/07/12	87,000,000
177,000	Canadian Imperial Bank of Commerce 0.526%, 01/30/13(a)	177,000,000
2,950	0.666%, 07/17/12(a)	2,950,326
44,000	0.731%, 05/04/12(a)	44,000,541
49,000	0.793%, 11/21/12(a)	49,068,946
196,000	Credit Suisse 0.866%, 01/30/13(a)	196,000,000
35,000	Nordea Bank Finland PLC 0.370%, 06/15/12	35,001,747
127,000	0.610%, 08/09/12	127,000,000
186,500	Norinchukin Bank 0.220%, 05/10/12	186,500,000
186,575	Rabobank Nederland 0.660%, 07/30/12	186,575,000
194,000	Royal Bank of Canada 0.516%, 01/25/13(a)	194,000,000
187,500	Skandinaviska Enskilda Banken AB 0.530%, 05/14/12	187,500,000
156,500	Societe Generale 0.320%, 05/01/12	156,500,000
89,000	Sumitomo Mitsui Banking Corp. 0.360%, 07/12/12	89,000,000

		2,822,877,121

Commercial Paper — 17.0%
250,500	ABN AMRO Funding USA LLC, 144A 0.477%, 05/14/12(b)	250,456,906
93,017	Ascension Health 0.180%, 05/10/12(b)	93,012,814
75,000	AXA Financial, Inc., 144A 0.350%, 05/03/12(b)	74,998,542
74,500	Barclays US Funding Corp. 0.511%, 05/07/12(b)	74,493,668
55,600	BHP Billiton Finance (USA) Ltd., 144A 0.200%, 05/10/12(b)	55,597,220
170,500	0.200%, 05/16/12(b)	170,485,792

67,500	Commonwealth Bank of Australia, 144A 0.426%, 06/15/12(b)	67,464,156
50,000	0.517%, 06/22/12(a)	49,994,562
153,500	Credit Agricole North America, Inc. 0.300%, 05/03/12(b)	153,497,442
192,500	DNB Bank ASA, 144A 0.526%, 09/12/12(b)	192,123,823
114,000	0.534%, 09/14/12(a)(b)	114,000,000
75,000	Electricite de France, 144A 0.350%, 05/11/12(b)	74,992,708
65,000	0.350%, 05/24/12(b)	64,985,465
82,500	0.430%, 05/23/12(b)	82,478,321
82,000	0.450%, 06/26/12(b)	81,942,600

95,000	GDF Suez, 144A 0.260%, 05/08/12(b)	94,995,197
71,600	0.260%, 05/09/12(b)	71,595,863
86,000	0.270%, 05/07/12(b)	85,996,130
230,500	HSBC USA, Inc. 0.270%, 05/18/12(b)	230,470,611
73,000	0.270%, 05/21/12(b)	72,989,050
60,000	0.270%, 05/25/12(b)	59,989,200
230,500	International Bank for Reconstruction & Development (The) 0.140%, 06/11/12(b)	230,463,248
141,000	International Finance Corp. 0.120%, 05/08/12(b)	140,996,710
110,000	0.130%, 05/22/12(b)	109,991,658
268,500	JPMorgan Chase & Co. 0.290%, 09/12/12(a)	268,500,000
87,073	Nordea North America 0.572%, 08/31/12(b)	86,904,804
180,000	0.602%, 08/03/12(b)	179,718,000
112,000	Philip Morris International, Inc., 144A 0.200%, 05/02/12(b)	111,999,378
115,000	0.200%, 05/04/12(b)	114,998,083
190,000	PNC Bank NA 0.140%, 05/18/12(b)	189,987,439
26,750	0.230%, 06/14/12(b)	26,742,480
121,000	Rabobank USA Financial Corp. 0.501%, 05/01/12(b)	121,000,000
196,000	Sanofi Aventis, 144A 0.190%, 05/14/12(b)	195,986,552
265,500	Siemens Capital Co. LLC, 144A 0.180%, 05/29/12(b)	265,462,830
189,500	Standard Chartered Bank, 144A 0.611%, 06/11/12(b)	189,368,350
137,500	State Street Corp. 0.200%, 06/01/12(b)	137,476,319
176,500	Sumitomo Mitsui Banking Corp., 144A 0.370%, 07/18/12(b)	176,358,506
25,350	Svenska Handelsbanken, Inc., 144A 0.562%, 08/27/12(b)	25,303,469
100,000	Swedbank AB 0.551%, 05/08/12(b)	99,989,306
180,000	0.551%, 05/09/12(b)	179,978,000
150,000	Total Capital Canada Ltd., 144A 0.190%, 05/11/12(b)	149,992,083
79,000	U.S. Bank NA 0.150%, 05/01/12	79,000,000
303,500	0.150%, 05/31/12	303,500,000
10,000	0.511%, 08/17/12(b)	9,984,700
5,000	University of Texas Fing. System Rev. 0.200%, 05/01/12	5,000,000
23,500	University of Texas Permanent Univ. Fund 0.150%, 05/02/12	23,500,000
15,000	0.150%, 05/03/12	15,000,000
10,000	0.150%, 05/04/12	10,000,000
15,000	0.150%, 05/04/12	15,000,000
16,500	0.200%, 05/01/12	16,500,000
14,250	Yale University 0.150%, 05/04/12(b)	14,249,822
18,000	0.180%, 06/07/12(b)	17,996,670

		5,727,508,477

Municipal Bonds — 0.8%
76,410	Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. E, F.R.W.D. 0.260%, 01/01/29(a)	76,410,000
4,225	California St. Econ. Recovery, Ser. C-2, F.R.D.D. 0.240%, 07/01/23(a)	4,225,000
25,535	California St. Econ. Recovery, Ser. C-4, F.R.D.D. 0.230%, 07/01/23(a)	25,535,000

9,300	City of Wichita, KS. Hosp. Facs. Rev., Christi Hlth. Sys., Ser. III B-1, F.R.D.D. 0.240%, 11/15/39(a)	9,300,000
7,800	City of Wichita, KS. Hosp. Facs. Rev., Christi Hlth. Sys., Ser. VIII-B-2, F.R.D.D. 0.250%, 11/15/39(a)	7,800,000
10,500	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref. ExxonMobil Proj., Ser. A, F.R.D.D. 0.210%, 11/01/29(a)	10,500,000
6,775	Mississippi St. Business Fin. Commission Gulf Opportunity Var. Chevron USA, Inc. Proj., Ser. C 0.220%, 11/01/35(a)	6,775,000
5,600	Mississippi St. Business Fin. Commission Gulf Opportunity Var. Chevron USA, Inc. Proj., Ser. D 0.230%, 11/01/35(a)	5,600,000
6,830	Mississippi St. Business Fin. Commission Gulf Opportunity Var. Chevron USA, Inc. Proj., Ser. E 0.220%, 12/01/30(a)	6,830,000
3,700	Mississippi St. Business Fin. Commission Gulf Opportunity Var. Chevron USA, Inc. Proj., Ser. F 0.220%, 11/01/35(a)	3,700,000
5,800	Mississippi St. Business Fin. Commission Gulf Opportunity Var. Chevron USA, Inc. Proj., Ser. G 0.240%, 11/01/35(a)	5,800,000
45,000	University of California Rev., Fltg. Rate Nts. Taxable, Ser. Y-1 0.321%, 07/01/41(a)	45,000,000
35,840	Valdez Alaska Marine Term Rev., ExxonMobil Proj., F.R.D.D. 0.200%, 12/01/29(a)	35,840,000
33,940	Washington Hlth. Care Facs. Auth. Rev., Fred Hutchinson Cancer Resh. Ctr., Ser. C 0.270%, 01/01/41(a)	33,940,000

		277,255,000

Other Corporate Obligations — 1.8%
11,000	Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A, MTN 0.616%, 08/24/12(a)	10,999,332
141,500	MetLife Insurance Funding II, Sec’d. Notes, 144A 0.718%, 04/03/13(a)	141,500,000
122,715	Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A 2.875%, 09/17/12	123,624,615
50,000	National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A, MTN 0.674%, 06/15/12(a)	50,010,376
165,750	Toyota Motor Credit Corp., Unsec’d. Notes, MTN 0.713%, 04/03/13(a)	165,750,000
96,750	0.720%, 11/09/12(a)	96,750,000

		588,634,323

Other Instruments — Agency Bonds — 2.2%
119,550	Bank of America Corp., FDIC Gtd. Notes, MTN 3.125%, 06/15/12	119,970,528
78,000	Citibank NA, FDIC Gtd. Notes 1.875%, 05/07/12	78,022,865
106,150	1.875%, 06/04/12	106,323,726
30,000	Citigroup Funding, Inc., FDIC Gtd. Notes 2.125%, 07/12/12	30,116,445
145,650	General Electric Capital Corp., FDIC Gtd. Notes, MTN 2.200%, 06/08/12	145,943,119
81,000	Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes 3.250%, 06/15/12	81,313,081
34,000	JPMorgan Chase & Co., FDIC Gtd. Notes 0.704%, 06/15/12(a)	34,023,513
116,275	Morgan Stanley, FDIC Gtd. Notes 0.824%, 06/20/12(a)	116,383,755
20,000	1.950%, 06/20/12	20,047,564

20,000	PNC Funding Corp., FDIC Gtd. Notes 2.300%, 06/22/12	20,057,934

		752,202,530

Time Deposits — 1.8%
186,645	Royal Bank of Canada 0.180%, 05/01/12	186,645,000
418,219	U.S. Bank NA 0.150%, 05/01/12	418,219,000

		604,864,000

U.S. Government Agency Obligations — 36.9%
75,000	Federal Home Loan Bank 0.061%, 05/22/12(b)	74,997,375
113,000	0.070%, 07/02/12(b)	112,986,377
75,000	0.085%, 05/23/12(b)	74,996,104
202,000	0.086%, 06/06/12(b)	201,982,830
253,000	0.088%, 05/18/12(b)	252,989,491
127,000	0.105%, 07/05/12(b)	126,975,923
45,000	0.105%, 07/06/12(b)	44,991,337
150,000	0.105%, 07/11/12(b)	149,968,937
150,000	0.115%, 07/13/12(b)	149,965,021
219,000	0.117%, 05/04/12(b)	218,997,869
115,000	0.120%, 05/02/12(b)	114,999,617
125,000	0.120%, 05/17/12	124,994,907
150,000	0.120%, 06/20/12(b)	149,975,000
50,000	0.120%, 08/16/12	49,993,860
79,000	0.120%, 09/04/12(b)	78,966,820
69,000	0.130%, 05/25/12(b)	68,994,020
232,500	0.132%, 05/21/12(b)	232,482,925
390,500	0.148%, 05/16/12(b)	390,475,867
240,500	0.150%, 10/30/12(b)	240,317,621
336,000	0.155%, 05/09/12(b)	335,988,555
255,699	0.155%, 05/15/12(b)	255,683,618
515,500	0.174%, 05/30/12(b)	515,430,033
79,000	0.180%, 05/11/12(b)	78,996,050
28,000	0.180%, 08/15/12(b)	27,985,160
215,500	0.200%, 05/11/12	215,498,630
171,000	Federal Home Loan Mortgage Corp. 0.040%, 05/22/12(b)	170,996,010
205,000	0.040%, 05/30/12(b)	204,993,394
298,250	0.060%, 05/16/12(b)	298,242,544
182,000	0.060%, 06/20/12(b)	181,984,833
436,000	0.067%, 06/12/12(b)	435,965,817
192,000	0.070%, 07/05/12(b)	191,975,733
113,000	0.080%, 07/11/12(b)	112,982,171
139,000	0.080%, 08/16/12(b)	138,966,949
111,000	0.090%, 05/25/12(b)	110,993,340
394,000	0.090%, 06/13/12(b)	393,957,645
69,000	0.090%, 06/14/12(b)	68,992,410
103,000	0.094%, 05/21/12(b)	102,994,611
180,000	0.100%, 05/17/12(b)	179,992,000
115,700	0.100%, 06/06/12(b)	115,688,430
175,000	0.110%, 07/17/12(b)	174,958,827
50,000	0.120%, 05/07/12(b)	49,999,000
134,000	0.120%, 07/25/12(b)	133,962,033
115,000	0.120%, 08/28/12(b)	114,954,383
339,500	0.120%, 09/11/12(b)	339,349,488
145,000	0.122%, 08/14/12(b)	144,949,250
601,700	0.124%, 09/19/12(b)	601,408,349
383,000	0.126%, 07/24/12(b)	382,887,428
281,000	0.127%, 08/08/12(b)	280,901,605
701,000	0.127%, 08/22/12(b)	700,720,854
74,000	0.130%, 08/01/12(b)	73,959,115
184,000	0.130%, 08/07/12(b)	183,934,885
214,154	0.177%, 08/13/12(b)	214,044,489
20,320	0.201%, 08/10/12(a)	20,320,583
148,500	1.125%, 07/27/12	148,853,053
171,500	Federal National Mortgage Association 0.060%, 05/07/12(b)	171,498,285
369,000	0.060%, 05/21/12(b)	368,987,700
389,000	0.072%, 06/18/12(b)	388,962,480
28,000	0.120%, 05/03/12(b)	27,999,813
188,290	0.138%, 07/25/12(b)	188,228,866
138,000	0.162%, 07/16/12(b)	137,953,387
90,000	0.162%, 08/15/12(b)	89,957,070
314,000	0.229%, 07/26/12(a)	314,018,932
213,290	0.260%, 08/23/12(a)	213,334,541

		12,464,504,250

U.S. Treasury Obligations — 4.9%
341,700	U.S. Treasury Bill 0.093%, 07/12/12(b)	341,636,763
619,700	0.117%, 05/17/12(b)	619,667,791
100,000	0.120%, 09/20/12(b)	99,952,666
194,500	0.145%, 08/16/12(b)	194,416,176
190,000	0.180%, 05/03/12(b)	189,998,109
25,000	U.S. Treasury Notes 0.625%, 06/30/12	25,021,439
20,000	1.375%, 05/15/12	20,009,832
146,500	1.875%, 06/15/12	146,822,525
30,000	4.625%, 07/31/12	30,336,794

		1,667,862,095

Repurchase Agreements(d) — 27.6%
562,000	Barclays Capital, Inc. 0.130%, dated 04/24/12, due 05/01/12 in the amount of $562,014,206 (cost $562,000,000)	562,000,000
242,000	0.190%, dated 04/30/12, due 05/07/12 in the amount of $242,008,941 (cost $242,000,000)	242,000,000
484,000	BNP Paribas Securities Corp. 0.130%, dated 04/24/12, due 05/01/12 in the amount of $484,012,234 (cost $484,000,000)	484,000,000
381,000	0.180%, dated 04/25/12, due 05/02/12 in the amount of $381,013,335 (cost $381,000,000)	381,000,000
406,000	0.180%, dated 04/26/12, due 05/03/12 in the amount of $406,014,210 (cost $406,000,000)	406,000,000
500,000	0.200%, dated 04/30/12, due 05/01/12 in the amount of $500,002,778 (cost $500,000,000)	500,000,000
462,000	0.200%, dated 04/30/12, due 05/07/12 in the amount of $462,017,967 (cost $462,000,000)	462,000,000
369,328	0.220%, dated 04/30/12, due 05/01/12 in the amount of $369,330,257 (cost $369,328,000)	369,328,000
403,000	Credit Suisse Securities Corp. 0.150%, dated 04/24/12, due 05/24/12 in the amount of $403,050,375 (cost $403,000,000)(c)	403,000,000
383,000	0.170%, dated 04/19/12, due 05/18/12 in the amount of $383,052,450 (cost $383,000,000)(c)	383,000,000
153,500	Deutsche Bank Securities, Inc. 0.120%, dated 04/24/12, due 05/01/12 in the amount of $153,503,582 (cost $153,500,000)	153,500,000
385,500	0.190%, dated 04/30/12, due 05/07/12 in the amount of $385,514,242 (cost $385,500,000)	385,500,000
335,000	0.200%, dated 04/30/12, due 05/01/12 in the amount of $335,001,861 (cost $335,000,000)	335,000,000
300,000	0.220%, dated 04/30/12, due 05/01/12 in the amount of $300,001,833 (cost $300,000,000)	300,000,000
381,000	Goldman Sachs & Co. 0.170%, dated 04/25/12, due 05/02/12 in the amount of $381,012,594 (cost $381,000,000)	381,000,000
406,000	0.170%, dated 04/26/12, due 05/03/12 in the amount of $406,013,421 (cost $406,000,000)	406,000,000
771,000	0.170%, dated 04/27/12, due 05/04/12 in the amount of $771,025,486 (cost $771,000,000)	771,000,000
150,000	HSBC Securities (USA), Inc. 0.210%, dated 04/30/12, due 05/01/12 in the amount of $150,000,875 (cost $150,000,000)	150,000,000
429,000	0.210%, dated 04/30/12, due 05/01/12 in the amount of $429,002,503 (cost $429,000,000)	429,000,000
400,000	UBS Securities LLC 0.120%, dated 04/24/12, due 05/01/12 in the amount of $400,009,333 (cost $400,000,000)	400,000,000

406,000	0.180%, dated 04/26/12, due 05/03/12 in the amount of $406,014,210 (cost $406,000,000)	406,000,000
385,500	0.180%, dated 04/30/12, due 05/07/12 in the amount of $385,513,493 (cost $385,500,000)	385,500,000
400,000	0.200%, dated 04/30/12, due 05/01/12 in the amount of $400,002,222 (cost $400,000,000)	400,000,000
150,000	0.220%, dated 04/30/12, due 05/01/12 in the amount of $150,000,917 (cost $150,000,000)	150,000,000
60,000	0.230%, dated 04/30/12, due 05/01/12 in the amount of $60,000,383 (cost $60,000,000)	60,000,000

		9,304,828,000

	TOTAL INVESTMENTS — 101.4% (amortized cost $34,210,535,796)(e)	34,210,535,796
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4%)	(475,223,785)

	NET ASSETS — 100.0%	$33,735,312,011

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

F.R.D.D—Floating Rate (Daily) Demand

F.R.W.D—Floating Rate (Weekly) Demand

GNMA—Government National Mortgage Association

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Repurchase agreements are collateralized by the following U.S. Government Agency, U.S. Treasury and other FDIC guaranteed securities, with the aggregate value, including accrued interest, of $9,491,298,628:

Issue	Coupon Rate	Maturity Dates
Bank of America Corp.	3.13%	06/15/12
FHLB	0.00% - 5.25%	06/27/12 - 08/08/33
FHLMC	0.00% - 8.00%	07/23/12 - 04/01/42
FNMA	0.52% - 10.25%	09/01/12 - 01/01/52
GMAC LLC	0.29%	12/19/12
GNMA	2.72% - 7.00%	05/15/18 - 07/15/53
U.S. Treasury Securities	0.00% - 0.88%	08/30/12 - 12/31/16

(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$2,822,877,121	$—
Commercial Paper	—	5,727,508,477	—
Municipal Bonds	—	277,255,000	—
Other Corporate Obligations	—	588,634,323	—
Other Instruments - Agency Bonds	—	752,202,530	—
Time Deposits	—	604,864,000	—
U.S. Government Agency Obligations	—	12,464,504,250	—
U.S. Treasury Obligations	—	1,667,862,095	—
Repurchase Agreements	—	9,304,828,000	—

Total	$—	$34,210,535,796	$—

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2012 (Unaudited)

Description	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 87.6%
ASSET-BACKED SECURITIES — 37.6%
Non-Residential Mortgage-Backed Securities — 22.1%
Ally Auto Receivables Trust, Ser. 2011-1, Class A2	Aaa	0.810%	10/15/13	$5,044	$ 5,047,654
Ser. 2011-2, Class A2	AAA(a)	0.670%	10/15/13	2,153	2,153,837
Ser. 2011-3, Class A2(b)	Aaa	0.360%	01/15/14	3,449	3,449,749
Ser. 2011-5, Class A3	AAA(a)	0.990%	11/15/15	8,900	8,952,215
Ser. 2012-1, Class A3	Aaa	0.930%	02/15/16	8,000	8,019,874
Ser. 2012-2, Class A3	Aaa	0.740%	04/15/16	13,975	13,979,838
American Express Credit Account Master Trust, Ser. 2008-6, Class A(b)	Aaa	1.440%	02/15/18	11,840	12,243,088
Ser. 2009-2, Class A(b)	Aaa	1.490%	03/15/17	34,020	34,941,905
Ser. 2010-1, Class A(b)	Aaa	0.490%	11/15/15	3,000	3,005,900
Ser. 2011-1, Class A(b)	Aaa	0.410%	04/17/17	10,300	10,322,269
BA Credit Card Trust, Ser. 2006-A8, Class A8(b)	Aaa	0.270%	05/15/16	2,200	2,198,264
Ser. 2006-A11, Class A11(b)	Aaa	0.270%	04/15/16	30,774	30,756,763
Ser. 2007-A4, Class A4(b)	Aaa	0.280%	11/15/19	6,227	6,097,219
Ser. 2007-A6, Class A6(b)	Aaa	0.300%	09/15/16	5,000	4,991,683
Ser. 2007-A10, Class A10(b)	Aaa	0.310%	12/15/16	11,000	10,981,216
Ser. 2008-A7, Class A7(b)	Aaa	0.940%	12/15/14	9,800	9,813,835
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130%	09/15/13	308	308,610
Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	938	939,377
Ser. 2012-1, Class A3	Aaa	0.780%	06/15/16	12,100	12,110,957
Bank One Issuance Trust, Ser. 2004-A3, Class A3(b)	Aaa	0.410%	02/15/17	11,200	11,225,322
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa	0.640%	04/22/13	12,472	12,473,848
Ser. 2012-1, Class A2	Aaa	0.590%	06/20/14	15,000	15,000,564
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(a)	1.740%	04/15/14	5,674	5,696,529
Ser. 2010-3, Class A2	Aaa	0.750%	09/16/13	2,018	2,018,303
Ser. 2011-1, Class A2	Aaa	0.720%	11/15/13	1,062	1,062,464
Ser. 2011-3, Class A3	Aaa	1.070%	06/15/16	11,000	11,069,409
Ser. 2012-1, Class A3	AAA(a)	0.890%	09/15/16	11,000	11,003,212
Chase Issuance Trust, Ser. 2005-A6, Class A6(b)	Aaa	0.310%	07/15/14	4,605	4,605,692
Ser. 2005-A11, Class A(b)	Aaa	0.310%	12/15/14	1,000	1,000,327
Ser. 2007-A3, Class A3	Aaa	5.230%	04/15/19	22,846	26,960,206
Ser. 2007-A8, Class A(b)	Aaa	0.260%	03/15/17	4,250	4,214,014
Ser. 2007-A9, Class A9(b)	Aaa	0.270%	06/15/14	4,000	4,000,156
Ser. 2007-A10, Class A10(b)	Aaa	0.280%	06/15/14	2,000	2,000,103
Ser. 2008-A6, Class A6(b)	Aaa	1.440%	05/15/15	2,294	2,322,978
Ser. 2011-A3, Class A3(b)	AAA(a)	0.360%	12/15/15	30,000	30,000,018
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100%	11/20/17	21,150	24,202,505
Ser. 2006-C1, Class C1(b)	Baa2	0.640%	02/20/15	19,100	19,031,689
Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	6,030	7,254,320
Ser. 2008-A6, Class A6(b)	Aaa	1.440%	05/20/17	2,800	2,890,008
Ser. 2009-A2, Class A2(b)	Aaa	1.790%	05/15/14	35,000	35,021,459
Discover Card Master Trust, Ser. 2007-A2, Class A2(b)	Aaa	0.814%	06/15/15	3,650	3,657,045
Ser. 2009-A1, Class A1(b)	Aaa	1.540%	12/15/14	1,500	1,502,396
Ser. 2009-A2, Class A(b)	Aaa	1.540%	02/17/15	13,325	13,374,089
Ser. 2010-A1, Class A1(b)	Aaa	0.890%	09/15/15	21,160	21,259,215
Ser. 2010-A2, Class A2(b)	AAA(a)	0.820%	03/15/18	25,225	25,576,707
Ser. 2012-A1, Class A1	Aaa	0.810%	08/15/17	13,000	13,002,694
Discover Card Master Trust I, Ser. 2006-2, Class A3(b)	Aaa	0.320%	01/19/16	6,412	6,415,403
Ford Credit Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	0.740%	09/15/13	6,710	6,711,958
Ser. 2012-A, Class A2	Aaa	0.630%	04/15/14	6,000	6,000,614
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950%	03/15/13	573	574,387

Ser. 2009-B, Class A3	AAA(a)	2.790%	08/15/13	562	563,351
Ser. 2009-C, Class A3	Aaa	2.720%	11/15/13	423	423,831
Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	2,014	2,020,673
Ser. 2009-E, Class A3	Aaa	1.510%	01/15/14	766	768,290
Ser. 2011-B, Class A2	AAA(a)	0.680%	01/15/14	3,996	4,002,659
Ser. 2012-A, Class A3	Aaa	0.840%	08/15/16	15,000	15,045,071
Ser. 2012-B, Class A3	AAA(a)	0.720%	12/15/16	6,200	6,198,831
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(b)	Aaa	0.610%	11/15/31	6,718	6,235,506
Ser. 2004-2A, Class A, 144A(b)	Aaa	0.460%	12/15/32	6,612	5,981,320
Ser. 2006-2A, Class A, 144A(b)	Aaa	0.420%	11/15/34	9,835	8,517,453
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	468	468,334
Ser. 2009-3, Class A3	Aaa	1.740%	09/15/13	1,010	1,010,924
Ser. 2009-4, Class A3	Aaa	1.870%	02/15/14	1,266	1,266,992
Ser. 2011-2, Class A2	Aaa	0.710%	05/15/15	7,000	7,003,461
Honda Auto Receivables Owner Trust, Ser. 2010-1, Class A3	Aaa	1.250%	10/21/13	877	879,050
Ser. 2010-2, Class A3	Aaa	1.340%	03/18/14	632	634,219
Ser. 2011-2, Class A2	Aaa	0.570%	07/18/13	9,692	9,695,105
Ser. 2012-1, Class A3	Aaa	0.770%	01/15/16	7,700	7,705,992
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A3	AAA(a)	2.030%	08/15/13	251	251,927
Ser. 2010-A, Class A3	Aaa	1.500%	10/15/14	1,234	1,239,252
Ser. 2011-B, Class A2	Aaa	0.590%	03/15/14	11,491	11,496,288
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(b)	Aaa	0.500%	03/15/16	6,500	6,517,284
Ser. 2005-A2, Class A2(b)	Aaa	0.320%	10/15/14	5,000	4,999,960
Ser. 2006-A2, Class A2(b)	Aaa	0.300%	06/15/15	1,000	1,000,001
Mercedes-Benz Auto Lease Trust, Ser. 2011-B, Class A2, 144A	Aaa	0.900%	01/15/14	28,000	28,062,359
Ser. 2012-A, Class A2	AAA(a)	0.660%	04/15/14	13,000	13,003,010
Nissan Auto Lease Trust, Ser. 2011-A, Class A2B(b)	Aaa	0.420%	01/15/14	8,537	8,544,918
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa	0.650%	12/16/13	6,352	6,363,332
Ser. 2011-B, Class A3	Aaa	0.950%	02/16/16	14,500	14,588,636
Ser. 2012-A, Class A3	Aaa	0.730%	05/16/16	2,500	2,500,828
Origen Manufactured Housing, Ser. 2006-A, Class A1(b)	B2	0.390%	11/15/18	1,788	1,757,634
Porsche Financial Auto Securitization Trust, Ser. 2011-1, Class A2, 144A	Aaa	0.560%	12/16/13	1,918	1,918,236
Tal Advantage LLC, Ser. 2006-1A, 144A(b)	Baa2	0.430%	04/20/21	4,000	3,800,800
Toyota Auto Receivables Owner Trust, Ser. 2012-A, Class A2	Aaa	0.570%	10/15/14	22,000	22,006,230
Volkswagen Auto Lease Trust, Ser. 2011-A, Class A2	Aaa	1.000%	02/20/14	16,000	16,028,493
Volkswagen Auto Loan Enhanced Trust, Ser. 2010-1, Class A3	Aaa	1.310%	01/20/14	717	717,824
Ser. 2011-1, Class A2	AAA(a)	0.670%	12/20/13	5,420	5,423,421
Ser. 2012-1, Class A3	AAA(a)	0.850%	08/22/16	30,000	30,089,685
World Omni Auto Receivables Trust, Ser. 2011-A, Class A2	Aaa	0.640%	11/15/13	7,250	7,250,692
Ser. 2011-B, Class A2	Aaa	0.650%	08/15/14	8,000	8,003,866
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810%	10/15/13	3,716	3,721,034

					789,148,659

Residential Mortgage-Backed Securities — 15.5%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(b)	Aaa	0.589%	01/25/35	2,363	2,041,820

Ace Securities Corp., Ser. 2003-HE1, Class M2(b)	Ca	2.789%	11/25/33	178	111,879
Ser. 2003-OP1, Class M1(b)	Ba3	1.289%	12/26/33	3,920	3,095,333
Ser. 2004-FM1, Class M1(b)	B2	1.139%	09/25/33	765	591,789
Ser. 2004-OP1, Class M1(b)	Ba3	1.019%	04/25/34	6,630	5,407,011
Ser. 2005-HE2, Class M2(b)	Aa2	0.689%	04/25/35	776	757,957
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(b)	Aaa	0.539%	06/25/34	263	242,485
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(b)	Ca	1.589%	02/25/33	11,301	8,431,252

Ser. 2003-8, Class M1(b)	B3	1.289%	10/25/33	4,968	3,425,046
Ser. 2003-9, Class AV2(b)	A2	0.579%	09/25/33	627	542,799
Ser. 2003-11, Class AV2(b)	Baa2	0.979%	12/25/33	690	602,797
Ser. 2003-11, Class M1(b)	B1	1.274%	12/25/33	706	512,021
Ser. 2003-12, Class M1(b)	Ba2	1.364%	01/25/34	1,340	1,043,948
Ser. 2003-W3, Class M2(b)	B2	2.939%	09/25/33	12,586	8,525,274
Ser. 2004-R3, Class A4(b)	Aaa	0.689%	05/25/34	406	377,067
Ser. 2004-R5, Class M1(b)	Caa1	1.109%	07/25/34	1,267	836,472
Ser. 2004-R6, Class A1(b)	A1	0.659%	07/25/34	4,529	3,939,587
Ser. 2004-R8, Class M1(b)	Baa1	1.199%	09/25/34	15,240	11,593,739
Ser. 2005-R3, Class A1B(b)	Aaa	0.499%	05/25/35	1,514	1,323,674
Ser. 2005-R9, Class AF4(c)	Aaa	4.977%	11/25/35	1,500	1,516,416
Ser. 2005-R9, Class AF5(c)	Aa3	4.977%	11/25/35	1,808	1,437,338
Ser. 2005-R11, Class A2D(b)	A3	0.569%	01/25/36	330	279,528
Amortizing Residential Collateral Trust, Ser. 2002-BC5, Class M2(b)	B2	2.039%	07/25/32	103	38,341
Argent Securities, Inc., Ser. 2003-W2, Class M4(b)	B2	4.845%	09/25/33	1,000	625,678
Ser. 2003-W3, Class M2(b)	B2	2.939%	09/25/33	12,586	8,525,274
Ser. 2003-W4, Class M1(b)	A3	1.439%	10/25/33	5,810	4,516,414
Ser. 2003-W5, Class M1(b)	Baa1	0.939%	10/25/33	159	122,383
Ser. 2003-W7, Class A2(b)	Aaa	1.019%	03/25/34	134	94,854
Ser. 2004-W5, Class M1(b)	Ba2	0.839%	04/25/34	675	466,602
Ser. 2004-W6, Class AV2(b)	Aa2	0.689%	05/25/34	488	409,788
Ser. 2004-W6, Class M1(b)	Baa1	0.789%	05/25/34	1,877	1,409,475
Ser. 2004-W7, Class M1(b)	A2	0.789%	05/25/34	18,431	13,650,360
Ser. 2004-W8, Class A2(b)	A2	1.199%	05/25/34	247	207,032
Asset-Backed Funding Certificates, Ser. 2003-AHL1, Class A1(c)	Aa1	4.184%	03/25/33	758	725,146
Ser. 2003-OPT1, Class A3(b)	Baa1	0.919%	04/25/33	1,164	898,971
Ser. 2004-HE1, Class M1(b)	Caa2	1.139%	03/25/34	1,777	1,329,269
Ser. 2006-OPT1, Class A3D(b)	Ca	0.479%	09/25/36	6,000	2,253,954
Asset-Backed Securities Corp., Ser. 2003-HE5, Class M2(b)	C	3.090%	09/15/33	513	253,818
Ser. 2003-HE6, Class A2(b)	Aaa	0.919%	11/25/33	193	151,004
Ser. 2004-HE1, Class M1(b)	Ba1	1.290%	01/15/34	2,161	1,719,260
Ser. 2004-HE2, Class M1(b)	Ba3	1.064%	04/25/34	438	358,084
Ser. 2004-HE3, Class M1(b)	Ba1	1.049%	06/25/34	479	363,426
Ser. 2005-HE6, Class M1(b)	Aa1	0.729%	07/25/35	1,147	1,127,659
Bear Stearns Asset-Backed Securities Trust, Ser. 2003-3, Class M1(b)	B1	1.059%	06/25/43	1,185	675,824
Ser. 2004-1, Class M1(b)	AA(a)	0.889%	06/25/34	4,030	3,149,173
Ser. 2004-HE2, Class M1(b)	Ba1	1.139%	03/25/34	7,087	5,515,036
Ser. 2004-HE7, Class M1(b)	Baa2	0.839%	08/25/34	4,738	4,040,858
Ser. 2004-HE10, Class M1(b)	Baa1	1.214%	12/25/34	1,216	898,950
Ser. 2007-FS1, Class 1A3(b)	Ca	0.409%	05/25/35	19,000	5,484,483
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(b)	Caa1	0.719%	09/25/35	9,265	5,467,026
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(b)	B3	1.289%	11/25/33	6,574	4,887,704
Ser. 2003-HE4, Class M1(b)	Baa1	1.214%	03/25/34	2,328	1,759,348
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(b)	A1	0.739%	05/25/32	453	409,759
Ser. 2003-1, Class 2A2(b)	A1	0.899%	11/25/32	864	713,179
Ser. 2003-2, Class 2A2(b)	Aa2	0.799%	02/25/33	598	520,692
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3(c)	C	6.490%	06/25/37	5,560	722,266
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(b)	Aa2	0.599%	10/25/34	1,129	1,091,567
Ser. 2005-HE3, Class M1(b)	Ba1	0.699%	09/25/35	2,000	1,615,304

Conseco Finance, Ser. 2001-C, Class M1(b)	Aa3	0.940%	08/15/33	764	622,503
Countrywide Asset-Backed Certificates, Ser. 2002-3, Class M1(b)	Ba3	1.364%	03/25/32	275	211,492
Ser. 2003-2, Class 3A(b)	B3	0.739%	08/26/33	421	267,606
Ser. 2003-3, Class M1(b)	Caa3	1.289%	08/25/33	1,918	874,917
Ser. 2003-BC4, Class M1(b)	Ba3	1.289%	07/25/33	418	337,943
Ser. 2004-1, Class M1(b)	Ba1	0.989%	03/25/34	1,570	1,214,138
Ser. 2004-2, Class M1(b)	Caa1	0.989%	05/25/34	3,232	2,403,808
Ser. 2004-ECC1, Class M1(b)	Ba1	1.184%	11/25/34	5,327	4,410,944

Ser. 2005-2, Class M1(b)	Aa2	0.659%	08/25/35	2,186	2,065,339
Ser. 2005-14, Class M1(b)	C	0.689%	04/25/36	1,750	474,019
Ser. 2005-15, Class 1AF4(b)	Caa3	5.442%	04/25/36	1,900	1,329,189
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(b)	Ba3	0.859%	01/25/32	1,863	1,439,221
Ser. 2001-HE25, Class M1(b)	Ba3	1.839%	03/25/32	646	447,025
Credit-Based Asset Servicing and Securitization LLC, Ser. 2003-CB5, Class M1(b)	Ba1	1.259%	11/25/33	1,719	1,386,865
Ser. 2004-CB3, Class M1(b)	Ba1	1.019%	03/25/34	785	601,667
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(b)	Ba1	3.089%	12/27/32	168	87,736
Ser. 2004-2, Class M1(b)	Baa1	0.789%	10/25/34	2,124	1,371,571
Equity One ABS, Inc., Ser. 2003-1, Class M1(b)	Ba1	4.860%	07/25/33	168	141,911
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	1.109%	11/25/34	11,482	8,400,141
First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2004-FF5, Class A1(b)	AAA(a)	0.959%	08/25/34	582	448,988
Ser. 2005-FFH4, Class M4(b)	C	0.889%	12/25/35	3,500	233,919
First NLC Trust, Ser. 2005-2, Class M1(b)	B1	0.719%	09/25/35	2,500	1,694,335
Fremont Home Loan Trust, Ser. 2003-B, Class M1(b)	Ba1	1.289%	12/26/33	914	720,050
Ser. 2004-1, Class M1(b)	A3	0.914%	02/25/34	2,015	1,500,252
Ser. 2004-2, Class M1(b)	A3	1.094%	07/25/34	853	638,197
Ser. 2004-2, Class M2(b)	B1	1.169%	07/25/34	2,350	1,835,886
Ser. 2004-B, Class M1(b)	Ba1	1.109%	05/25/34	5,754	4,167,133
Ser. 2004-C, Class M1(b)	B1	1.214%	08/25/34	9,405	6,869,648
GSAMP Trust, Ser. 2003-FM1, Class M2(b)	Ca	3.015%	03/20/33	155	49,513
Ser. 2004-FM1, Class M1(b)	Ba3	1.214%	11/25/33	11,780	9,172,590
Ser. 2004-FM1, Class M2(b)	Ca	2.339%	11/25/33	240	160,020
Ser. 2004-NC1, Class M1(b)	B3	1.064%	03/25/34	4,567	3,435,184
Ser. 2006-HE6, Class A3(b)	Ca	0.389%	08/25/36	20,148	7,362,099
Home Equity Asset Trust, Ser. 2002-3, Class M1(b)	B3	1.589%	02/25/33	1,235	888,345
Ser. 2002-4, Class M1(b)	B3	1.739%	03/25/33	1,239	943,165
Ser. 2003-2, Class M1(b)	B1	1.559%	08/25/33	2,208	1,603,037
Ser. 2003-3, Class M1(b)	Ba3	1.529%	08/25/33	2,624	1,985,592
Ser. 2003-4, Class M1(b)	Ba3	1.439%	10/25/33	11,834	9,310,335
Ser. 2003-8, Class M1(b)	Ba1	1.319%	04/25/34	1,072	879,892
Ser. 2004-1, Class M1(b)	B2	1.184%	06/25/34	18,384	14,391,186
Ser. 2004-2, Class M1(b)	Ba3	1.034%	07/25/34	4,355	3,145,656
Ser. 2004-3, Class M1(b)	Ba1	1.094%	08/25/34	2,754	2,032,836
Ser. 2005-3, Class M2(b)	A1	0.679%	08/25/35	1,638	1,576,678
Ser. 2005-5, Class M1(b)	A1	0.719%	11/25/35	2,625	2,088,390
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(b)	Aaa	0.500%	01/20/35	214	198,330
Ser. 2006-1, Class M1(b)	Aa1	0.520%	01/20/36	12,443	11,010,723
Ser. 2006-1, Class M2(b)	Aa1	0.540%	01/20/36	1,104	933,946
Ser. 2006-2, Class M1(b)	Aa1	0.510%	03/20/36	5,234	4,800,287
Ser. 2006-2, Class M2(b)	Aa1	0.530%	03/20/36	7,448	6,410,894
Ser. 2006-3, Class A4(b)	Aaa	0.480%	03/20/36	7,997	6,855,308
Ser. 2007-1, Class AS(b)	Aaa	0.440%	03/20/36	756	644,568
Ser. 2007-1, Class M1(b)	A1	0.620%	03/20/36	430	323,097
Ser. 2007-2, Class A4(b)	A1	0.540%	07/20/36	400	334,844
Ser. 2007-2, Class M2(b)	B2	0.610%	07/20/36	1,000	647,683
Ser. 2007-3, Class A4(b)	Aa2	1.740%	11/20/36	5,360	4,353,403
Ser. 2007-3, Class M2(b)	Ba1	2.740%	11/20/36	3,500	2,120,430

HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(b)	B2	0.489%	03/25/36	1,400	515,977
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(b)	B3	1.364%	07/25/33	2,465	1,771,163
Ser. 2003-4, Class M1(b)	B2	1.259%	08/25/33	4,533	3,347,052
Ser. 2004-1, Class M1(b)	A3	0.989%	02/25/34	29,430	21,788,677
Ser. 2004-1, Class M2(b)	Ba2	1.064%	02/25/34	5,351	4,804,742
Ser. 2004-2, Class M1(b)	B1	0.769%	06/25/34	13,008	9,812,556
Ser. 2004-3, Class M1(b)	Ba1	1.094%	07/25/34	11,630	8,266,906
Mastr Asset-Backed Securities Trust, Ser. 2004-OPT2, Class A1(b)	Aa2	0.589%	09/25/34	806	578,705
Ser. 2004-OPT2, Class A2(b)	Aa1	0.589%	09/25/34	170	124,931
Ser. 2004-WMC3, Class M1(b)	A2	1.064%	10/25/34	2,056	1,517,121

Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(b)	B2	3.089%	02/25/34	329	279,666
Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.639%	08/25/35	51	38,900
Ser. 2004-HE2, Class M1(b)	A-(a)	1.039%	08/25/35	1,850	1,370,878
Ser. 2004-WMC1, Class M2(b)	B3	1.889%	10/25/34	3,068	2,297,315
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(b)	Caa1	1.739%	11/25/32	1,049	755,250
Ser. 2003-HE1, Class M1(b)	Ba2	1.439%	05/25/33	3,107	2,349,807
Ser. 2003-NC5, Class M1(b)	B3	1.514%	04/25/33	7,206	5,518,662
Ser. 2003-NC5, Class M3(b)	C	3.689%	04/25/33	225	84,801
Ser. 2003-NC8, Class M1(b)	Caa1	1.289%	09/25/33	2,834	2,092,585
Ser. 2003-NC8, Class M2(b)	C	2.864%	09/25/33	309	170,250
Ser. 2003-NC10, Class M1(b)	B2	1.259%	10/25/33	660	511,286
Ser. 2004-HE1, Class A4(b)	AAA(a)	0.979%	01/25/34	1,253	1,053,828
Ser. 2004-HE5, Class M1(b)	B3	1.184%	06/25/34	1,908	1,458,391
Ser. 2004-HE7, Class M1(b)	A2	1.139%	08/25/34	3,607	2,695,505
Ser. 2004-HE8, Class A4(b)	Aaa	0.619%	09/25/34	469	355,255
Ser. 2004-HE8, Class M1(b)	A1	0.879%	09/25/34	19,810	13,643,187
Ser. 2004-NC1, Class M1(b)	Baa2	1.289%	12/27/33	2,335	2,021,693
Ser. 2004-NC5, Class M1(b)	Caa1	1.139%	05/25/34	1,038	708,773
Ser. 2004-WMC2, Class M1(b)	Ba3	1.154%	07/25/34	2,689	2,215,620
Ser. 2005-HE4, Class M2(b)	B1	0.709%	07/25/35	1,000	479,244
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(b)	B3	1.364%	05/25/32	1,366	989,795
Ser. 2002-AM3, Class A3(b)	Aa2	1.219%	02/25/33	2,205	1,737,792
Ser. 2002-AM3, Class M2(b)	Ca	3.239%	02/25/33	490	316,770
Ser. 2002-NC5, Class M1(b)	B3	1.649%	10/25/32	1,198	905,995
Ser. 2002-NC5, Class M2(b)	Ca	2.639%	10/25/32	254	103,817
Ser. 2003-NC3, Class M1(b)	B3	1.589%	03/25/33	1,265	935,173
Ser. 2003-NC3, Class M3(b)	Ca	3.614%	03/25/33	350	122,494
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(b)	A2	1.364%	10/25/33	8,104	6,774,972
Ser. 2003-6, Class M1(b)	B3	1.319%	01/25/34	12,855	9,661,691
Ser. 2004-1, Class M1(b)	B3	1.124%	05/25/34	8,926	6,620,353
Ser. 2004-2, Class A4(b)	Aaa	0.789%	08/25/34	2,430	1,918,629
Ser. 2004-3, Class M1(b)	A2	1.169%	11/25/34	12,150	8,338,531
Ser. 2004-4, Class M1(b)	Ba1	1.004%	02/25/35	17,258	12,926,037
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(b)	Caa3	1.364%	11/25/32	253	168,086
Ser. 2003-2, Class A2(b)	Baa3	0.839%	04/25/33	2,008	1,641,747
Ser. 2003-5, Class A2(b)	Baa3	0.879%	08/25/33	671	541,291
Ser. 2003-6, Class A2(b)	A1	0.899%	11/25/33	2,268	1,846,537
Ser. 2004-1, Class M1(b)	B3	1.139%	01/25/34	2,572	1,988,637
Ser. 2004-2, Class M1(b)	B2	1.034%	05/25/34	6,000	4,339,002
Ser. 2005-3, Class M1(b)	A3	0.709%	08/25/35	2,460	1,803,251
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(b)	A1	0.919%	09/25/34	1,500	1,360,707
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1(c)	Baa2	5.181%	09/25/34	1,705	1,139,807
Ser. 2005-5, Class AF4(c)	Caa2	5.297%	11/25/35	2,250	1,353,002
Ser. 2005-B, Class M1(b)	Aa3	0.719%	08/25/35	2,700	2,575,282
Ser. 2006-B, Class A3(b)	Ba3	0.519%	05/25/36	2,487	1,988,711
Quest Trust, Ser. 2006-X1, Class A2, 144A(b)	Caa3	0.429%	03/25/36	7,497	2,947,877
Ser. 2006-X2, Class A2, 144A(b)	Ca	0.529%	08/25/36	6,000	2,265,156
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(b)	Aa3	1.099%	06/25/33	623	491,991
Ser. 2004-1, Class M2(b)	Caa3	1.489%	05/25/34	408	172,632
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(b)	Baa1	5.335%	03/25/34	805	775,300
Ser. 2004-RS8, Class AI5(c)	Ba1	5.980%	08/25/34	15,000	13,803,705
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5(c)	A2	5.550%	01/25/34	4,600	4,524,910
Ser. 2004-KS1, Class AI5(c)	Baa3	5.221%	02/25/34	4,000	3,786,504
Ser. 2004-KS3, Class AI5(c)	Ba1	4.770%	04/25/34	7,750	6,789,116
Ser. 2004-KS5, Class AI5(c)	Caa1	5.600%	06/25/34	10,308	9,810,062
Ser. 2005-EMX5, Class A3(b)	C	0.569%	12/25/35	3,082	754,532
Ser. 2005-KS3, Class M3(b)	Baa2	0.669%	04/25/35	4,624	4,354,839
Ser. 2006-KS1, Class A4(b)	B1	0.539%	02/25/36	470	357,736
Ser. 2007-KS1, Class A4(b)	C	0.459%	01/25/37	7,316	1,614,905
Ser. 2007-KS2, Class AI4(b)	C	0.459%	02/25/37	7,500	1,830,773

Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(b)	AA-(a)	1.334%	03/25/32	5,814	4,767,833
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(b)	Caa1	1.034%	03/25/31	747	418,276
Ser. 2001-3, Class M1(b)	B2	1.409%	07/25/31	476	346,358
Ser. 2003-2, Class AF5(c)	Baa1	5.022%	08/25/32	2,609	2,406,497
Ser. 2003-3, Class M2(b)	Caa3	2.639%	12/26/33	173	102,911
Ser. 2004-1, Class M1(b)	B1	1.034%	03/25/35	1,393	971,659
Ser. 2004-2, Class MF1(c)	Baa2	5.500%	08/25/35	1,858	1,160,687
Ser. 2005-3, Class M1(b)	Aa3	0.699%	11/25/35	7,309	5,539,330
Securitized Asset-Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(b)	B1	1.019%	02/25/34	7,719	5,888,159
Ser. 2006-FR3, Class A3(b)	Ca	0.489%	05/25/36	5,050	1,667,879
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(b)	Ba1	1.439%	01/25/34	685	583,801
Ser. 2003-BC3, Class M1(b)	Ba2	1.214%	08/25/34	9,343	7,205,448
Ser. 2004-BC1, Class M1(b)	A1	1.004%	02/25/35	1,736	1,528,273
Ser. 2004-BC4, Class A1B(b)	A3	0.639%	10/25/35	832	638,671
Ser. 2006-BC1, Class A2C(b)	Ba3	0.439%	12/26/36	1,021	964,133
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(b)	AAA(a)	0.919%	01/25/33	312	265,781
Ser. 2003-BC10, Class A4(b)	AAA(a)	1.239%	10/25/33	10,448	8,425,898
Ser. 2004-2, Class A4(b)	AAA(a)	0.944%	03/25/34	14,910	10,858,499
Ser. 2004-4, Class A4(b)	AAA(a)	1.039%	04/25/34	3,782	3,069,932
Ser. 2004-7, Class A8(b)	AAA(a)	1.439%	08/25/34	1,400	1,027,755
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(b)	CCC(a)	0.439%	12/26/35	881	617,536
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(b)	Aa3	0.539%	04/25/34	5,513	4,719,153
Ser. 2004-1, Class 2A1(b)	A2	0.539%	04/25/34	6,069	4,952,052
Ser. 2004-2, Class A21B(b)	Aa2	0.659%	05/25/34	232	202,900

					555,498,687

TOTAL ASSET-BACKED SECURITIES (cost $1,428,071,718)					1,344,647,346

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.4%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(a)	4.877%	11/10/42	472	471,248
Ser. 2007-2, Class A2(b)	AAA(a)	5.634%	04/10/49	1,909	1,949,890
Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.391%	04/10/49	18,968	17,824,581
Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.411%	06/10/49	8,143	8,117,327
Ser. 2007-5, Class A3	AAA(a)	5.620%	02/10/51	9,000	9,522,216
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(a)	4.834%	05/11/39	48	47,974
Ser. 2006-PW11, Class A4(b)	AAA(a)	5.620%	03/11/39	4,740	5,321,475
Ser. 2006-PW12, Class A4(b)	Aaa	5.902%	09/11/38	1,045	1,190,109
Ser. 2007-PW17, Class A3	AAA(a)	5.736%	06/11/50	22,000	22,821,260
Ser. 2007-T26, Class A2	AAA(a)	5.330%	01/12/45	373	372,718
Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431%	10/15/49	7,450	7,732,851
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(b)	Aaa	0.360%	07/15/44	6,140	6,124,088
Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	842	841,388
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999%	06/10/44	401	400,666
Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.459%	02/05/19	3,000	2,833,929
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	12,020	12,756,586
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.596%	02/15/39	3,580	3,975,250

CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(b)	AAA(a)	5.930%	05/15/46	2,921	2,943,496
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(b)	AAA(a)	5.046%	07/10/45	725	724,679
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	10,900	10,924,689
Ser. 2006-GG7, Class A3(b)	Aaa	6.081%	07/10/38	1,616	1,615,257
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	7,463	7,546,327
Ser. 2007-GG11, Class A2	AAA(a)	5.597%	12/10/49	1,744	1,788,837

GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506%	04/10/38	982	994,576
Ser. 2006-GG8, Class A4	Aaa	5.560%	11/10/39	34,714	39,350,367
Ser. 2007-EOP, Class A1, 144A(b)	Aaa	1.103%	03/06/20	8,482	8,437,038
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247%	01/12/43	1,546	1,549,999
Ser. 2005-CB13, Class A2FL(b)	Aaa	0.365%	01/12/43	5,967	5,937,441
Ser. 2005-CB13, Class A3A1(b)	Aaa	5.461%	01/12/43	2,300	2,339,369
Ser. 2005-LDP5, Class A3(b)	Aaa	5.401%	12/15/44	4,000	4,226,776
Ser. 2006-CB14, Class A4(b)	Aaa	5.481%	12/12/44	10,510	11,616,671
Ser. 2006-CB14, Class ASB(b)	Aaa	5.506%	12/12/44	854	902,601
Ser. 2006-LDP7, Class A2(b)	Aaa	6.051%	04/15/45	1,146	1,147,855
Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.400%	05/15/45	24,000	22,972,344
Ser. 2007-CB19, Class A2(b)	Aaa	5.815%	02/12/49	832	832,130
Ser. 2007-LD11, Class A2(b)	Aaa	5.988%	06/15/49	5,271	5,291,681
Ser. 2007-LD11, Class A2FL(b)	Aaa	0.380%	06/15/49	44,844	44,594,324
Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	1,873	1,894,416
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	5,119	5,550,614
Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.370%	01/15/49	12,599	12,353,611
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(b)	Aaa	5.840%	07/15/44	2,264	2,279,176
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103%	11/15/30	1,351	1,351,945
Ser. 2006-C1, Class A2	AAA(a)	5.084%	02/15/31	3,517	3,542,347
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	63	63,469
Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	199	199,063
Ser. 2007-C2, Class A2	AAA(a)	5.303%	02/15/40	525	525,323
Merrill Lynch Mortgage Trust, Ser. 2005-CKI1, Class A4FL(b)	Aaa	0.490%	11/12/37	16,000	15,895,472
Ser. 2006-C1, Class A4(b)	AAA(a)	5.848%	05/12/39	15,000	16,972,155
Ser. 2007-C1, Class A2FL, 144A(b)	A(a)	0.550%	06/12/50	3,211	3,196,489
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-1, Class A3(b)	AAA(a)	5.656%	02/12/39	9,705	9,795,431
Ser. 2006-1, Class A4(b)	AAA(a)	5.606%	02/12/39	5,000	5,586,495
Ser. 2006-2, Class A2(b)	Aaa	5.878%	06/12/46	7,744	7,953,828
Ser. 2006-4, Class A2FL(b)	Aaa	0.360%	12/12/49	8,524	8,531,188
Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.340%	08/12/48	5,769	5,761,882
Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	943	942,161
Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.380%	03/12/51	25,822	25,793,066
Ser. 2007-8, Class ASB(b)	AAA(a)	6.098%	08/12/49	1,750	1,862,786
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.400%	04/15/49	37,910	37,109,722
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(b)	Aaa	5.077%	10/15/35	575	603,055
Ser. 2004-C10, Class A4	Aaa	4.748%	02/15/41	8,693	9,128,090
Ser. 2006-C23, Class A4(b)	Aaa	5.418%	01/15/45	13,350	14,809,075
Ser. 2006-C25, Class A4(b)	Aaa	5.922%	05/15/43	6,045	6,856,952
Ser. 2006-C29, Class A2	Aaa	5.275%	11/15/48	1,186	1,193,976
Ser. 2006-C29, Class A3	Aaa	5.313%	11/15/48	21,525	22,552,130
Ser. 2006-WL7A, Class A1, 144A(b)	Aaa	0.330%	09/15/21	12,858	12,440,124
Ser. 2007-C30, Class A3	Aaa	5.246%	12/15/43	745	755,608
Ser. 2007-C33, Class A3(b)	Aaa	6.098%	02/15/51	1,390	1,459,686

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $493,919,872)					514,999,348

CORPORATE BONDS — 33.8%
Automotive — 2.7%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625%	09/20/13	15,000	15,185,700
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	A3	1.083%	03/28/14	40,000	39,743,040

Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(b)	A3	0.918%	10/01/12	25,000	25,021,550
Gtd. Notes, 144A(b)	A3	1.224%	03/21/14	15,000	14,994,585

					94,944,875

Banking — 11.5%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(b)	Aa3	2.236%	01/30/14	30,000	29,984,670
American Express Bank FSB, Sr. Unsec’d. Notes(b)(f)	A2	0.369%	05/29/12	10,544	10,544,622

Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.209%	01/10/14	25,000	25,000,425
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	30,000	30,303,210
Countrywide Financial Corp., Gtd. Notes, MTN(b)(d)	Baa1	0.967%	05/07/12	35,000	34,996,358
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A1	1.527%	02/07/14	25,000	24,489,950
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.266%	01/17/14	30,000	30,108,090
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	Aa3	1.786%	10/18/13	25,000	24,990,600
Sr. Notes, 144A	Aa3	2.000%	10/18/13	10,000	9,969,700
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	Aa3	1.266%	01/24/14	25,000	25,125,400
Morgan Stanley, Sr. Unsec’d. Notes(b)	A2	2.066%	01/24/14	35,000	33,864,110
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.588%	03/01/13	20,000	20,006,220
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.750%	10/04/13	25,000	25,037,600
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A2	3.250%	01/11/14	5,000	5,029,170
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN(b)	Aaa	0.646%	07/26/13	25,000	25,048,800
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	Aa3	1.466%	01/28/14	30,000	29,776,200
Westpac Banking Corp. (Austria), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa2	0.691%	11/26/12	25,000	24,996,650

					409,271,775

Brokerage — 1.8%
BlackRock, Inc., Sr. Unsec’d. Notes(b)	A1	0.792%	05/24/13	50,000	50,152,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	3.000%	05/25/10	50,000	12,125,000

					62,277,250

Capital Goods — 1.8%
Caterpillar Financial Services Corp., Notes	A2	1.550%	12/20/13	10,000	10,165,030
Sr. Unsec’d. Notes, MTN	A2	1.375%	05/20/14	25,000	25,387,450
Danaher Corp., Sr. Unsec’d. Notes(b)	A2	0.724%	06/21/13	10,000	10,033,180
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A2	0.868%	10/04/13	20,000	20,116,340

					65,702,000

Chemicals — 1.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(b)	A2	0.894%	03/25/14	40,000	40,338,040

Consumer — 1.7%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.000%	03/01/13	15,000	15,533,595
eBay, Inc., Sr. Unsec’d. Notes(f)	A2	0.875%	10/15/13	12,000	12,088,944
VF Corp., Sr. Unsec’d. Notes(b)	A3	1.243%	08/23/13	20,000	20,003,240
Western Union Co. (The), Sr. Unsec’d. Notes(b)	A3	1.055%	03/07/13	13,725	13,796,988

					61,422,767

Electric — 0.5%
DTE Energy Co., Sr. Unsec’d. Notes(b)	Baa2	1.180%	06/03/13	8,000	8,033,440
National Rural Utilities Cooperative Finance Corp.	A1	1.125%	11/01/13	10,000	10,076,200

					18,109,640

Energy — Integrated — 0.4%
Shell International Finance BV (Netherlands), Gtd. Notes(b)	Aa1	0.824%	06/22/12	15,000	15,013,710

Energy — Other — 0.7%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.450%	12/13/13	25,000	25,375,725

Foods — 1.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(b)	A3	1.204%	03/26/13	15,000	15,091,560
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500%	03/15/13	6,000	6,192,258
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875%	10/25/13	20,000	20,077,260
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	1.850%	01/15/15	23,000	23,323,357

					64,684,435

Healthcare & Pharmaceutical — 1.9%
Quest Diagnostics, Inc., Gtd. Notes(b)	Baa2	1.324%	03/24/14	20,000	20,160,480
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(b)	A2	0.783%	03/28/14	30,000	30,141,390
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes(b)	A3	1.423%	11/08/13	17,000	17,158,457

					67,460,327

Insurance — 1.8%
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A(b)	Aa2	0.973%	09/27/13	35,000	35,061,180
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	1.219%	01/10/14	30,000	30,015,780

					65,076,960

Metals — 0.8%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(b)	A1	0.735%	02/18/14	30,000	30,091,470

Non-Captive Finance — 0.9%
General Electric Capital Corp., Sr. Unsec’d. Notes(b)(f)	A1	1.319%	01/07/14	30,000	30,190,770

Technology — 2.7%
Broadcom Corp., Sr. Unsec’d. Notes	A2	1.500%	11/01/13	5,000	5,065,950
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375%	06/15/12	5,000	5,015,953
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A3	0.599%	09/13/12	18,000	17,994,330
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	0.550%	02/06/15	30,000	29,854,410
Texas Instruments, Inc., Sr. Unsec’d. Notes(b)	A1	0.683%	05/15/13	37,000	37,125,541

					95,056,184

Telecommunications — 1.7%
BellSouth Corp., Gtd. Notes, 144A	A-2	4.020%	04/26/13	35,000	36,082,480
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	1.083%	03/28/14	25,000	25,249,450

					61,331,930

TOTAL CORPORATE BONDS (cost $1,238,659,869)					1,206,347,858

MUNICIPAL BOND — 0.5%
University of California Rev., Fltg. Rate Nts., Taxable, Ser. Y-1(b)(c) (cost $17,225,000)	Aa1	0.320%	07/01/41	17,225	17,225,172

OTHER INSTRUMENT — AGENCY BOND — 0.8%
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(h) (cost $30,000,000)	Aaa	0.675%	05/17/12	30,000	29,999,442

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal Home Loan Bank(f)(g)		0.170%	07/19/12	1,106	1,105,830
Federal National Mortgage Association(b)		0.260%	11/23/12	10,000	10,006,040

Federal National Mortgage Association(f)		4.375%	09/15/12	5,090	5,170,178

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,274,030)					16,282,048

TOTAL LONG-TERM INVESTMENTS (cost $3,224,150,489)					3,129,501,214

				Shares
SHORT-TERM INVESTMENTS — 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $21,500,105)(i)				21,500,105	21,500,105

				Principal Amount (000)
CERTIFICATES OF DEPOSIT — 0.7%
Bank of Nova Scotia (Canada)(b)	Aa1	0.668%	10/01/12	$10,000	10,003,500
Bank of Nova Scotia (Canada)(b)	Aa1	0.766%	10/18/12	15,000	15,012,405

TOTAL CERTIFICATES OF DEPOSIT (cost $24,997,881)					25,015,905

COMMERCIAL PAPER(g) — 11.0%
Avery Dennison Corp., 144A	P-2	0.440%	05/08/12	5,000	4,999,511
Bacardi Corp., 144A	P-2	0.450%	05/02/12	10,600	10,599,735
Bacardi USA, Inc., 144A	P-2	0.450%	05/09/12	19,250	19,247,834
Bemis Co., 144A	P-2	0.450%	05/04/12	15,000	14,999,250
BMW US Capital LLC, 144A	P-1	0.716%	07/25/12	18,000	17,991,180
Carnival Corp., 144A	P-2	0.560%	06/22/12	35,000	34,971,146
Centrica PLC, 144A	P-2	0.720%	06/25/12	32,500	32,477,623
Devon Energy Corp., 144A	P-2	0.450%	05/18/12	14,000	13,996,850
Ecolab, Inc., 144A	P-2	0.420%	05/03/12	15,000	14,999,475
Harley-Davidson Funding Corp., 144A	P-2	0.450%	05/03/12	3,000	2,999,887
NextEra Energy Capital Holdings, Inc., 144A	P-2	0.470%	05/10/12	4,000	3,999,478
NextEra Energy Capital Holdings, Inc., 144A	P-2	0.500%	05/14/12	14,000	13,997,278
OGE Energy Corp., 144A	P-2	0.450%	05/22/12	13,800	13,796,205
Omnicom Capital, Inc., 144A	P-2	0.460%	05/07/12	15,000	14,998,659
Reed Elsvier, Inc., 144A	P-2	0.450%	05/16/12	2,550	2,549,490
Reed Elsvier, Inc., 144A	P-2	0.490%	05/04/12	15,000	14,999,183
Spectra Energy Capital LLC, 144A	P-2	0.470%	05/14/12	7,000	6,998,721
Spectra Energy Capital LLC, 144A	P-2	0.480%	05/02/12	20,700	20,699,447
Talisman Energy, Inc., 144A	P-2	0.520%	05/22/12	17,500	17,494,439
Talisman Energy, Inc., 144A	P-2	0.520%	05/23/12	15,000	14,995,017
Tesco Treasury Services PLC, 144A	P-2	0.480%	05/04/12	5,000	4,999,733
TransCanada Pipeline USA, 144A	P-2	0.470%	05/09/12	30,000	29,996,475
Viacom, Inc., 144A	P-2	0.430%	05/18/12	15,000	14,996,775
Vodafone Group PLC, 144A	P-2	1.160%	07/09/12	20,000	19,981,200
Volvo Treasury North America LP, 144A	P-2	0.450%	05/30/12	15,000	14,994,375
Volvo Treasury North America LP, 144A	P-2	0.570%	05/01/12	10,000	9,999,821
Weatherford International Ltd., 144A	P-2	0.500%	05/16/12	4,000	3,999,111

TOTAL COMMERCIAL PAPER (cost $390,753,886)					390,777,898

LOAN PARTICIPATION — 1.1%
Simon Property Group, Inc.(d) (cost $40,000,000)		0.500%	05/18/12	40,000	40,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $477,251,872)					477,293,908

TOTAL INVESTMENTS — 101.0% (cost $3,701,402,361)(j)					3,606,795,122
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (1.0)%					(34,148,552)

NET ASSETS — 100.0%					$3,572,646,570

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FSB—Federal Savings Bank

LIBOR—London Interbank Offered Rate

LLC—Limited Liability Company

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

USA—United States of America

†	The ratings reflected are as of April 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard and Poor’s ratings.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2012.
(c)	Represents zero coupon bond or step coupon bond. Rate shown reflects the effective yield/current coupon at April 30, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Guaranteed by the government of United Kingdom.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(j)	The cost basis for federal income tax purposes is substantially the same as that used for financial reporting purposes.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at April 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)	Counterparty
Over-the-counter swap agreements:
$9,200	10/03/13	3.991%	3 month LIBOR(a)	$(478,147)	$—	$(478,147)	Royal Bank of Scotland PLC
50,000	01/06/14	1.285%	3 month LIBOR(a)	(822,612)	—	(822,612)	UBS AG
20,000	03/03/14	2.158%	3 month LIBOR(a)	(648,083)	—	(648,083)	Barclays Bank PLC
50,000	12/15/14	2.606%	3 month LIBOR(a)	(3,290,197)	1,937	(3,292,134)	Barclays Bank PLC
50,000	01/23/15	0.698%	3 month LIBOR(a)	(194,015)	—	(194,015)	Bank of Nova Scotia
40,000	02/03/15	0.575%	3 month LIBOR(a)	50,765	—	50,765	Bank of Nova Scotia
25,000	12/15/15	2.938%	3 month LIBOR(a)	(2,181,063)	—	(2,181,063)	Morgan Stanley Capital Services, Inc.
25,000	04/13/16	0.925%	3 month LIBOR(a)	(69,159)	—	(69,159)	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 month LIBOR(a)	(822,912)	—	(822,912)	Barclays Bank PLC
13,000	05/16/18	4.531%	3 month LIBOR(a)	(2,686,798)	—	(2,686,798)	Barclays Bank PLC
20,000	02/18/20	4.762%	3 month LIBOR(a)	(4,721,040)	—	(4,721,040)	Royal Bank of Scotland PLC
10,000	12/15/20	3.855%	3 month LIBOR(a)	(1,781,337)	—	(1,781,337)	Morgan Stanley Capital Services, Inc.

				$(17,644,598)	$1,937	$(17,646,535)

(a)	The Fund pays the fixed rate and receives the floating rate.
(1)	The amount represents the fair value of derivative instruments subject to interest rate contract risk exposure as of April 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreement outstanding at April 30, 2012:

Referenced Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation(3)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Bank of America Corp.	06/20/12	5.050%	$15,000	$(161,371)	$—	$(161,371)	Deutsche Bank AG

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents the fair value of derivative instruments subject to credit contract risk exposure as of April 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage-Backed Securities	$—	$789,148,659	$—
Residential Mortgage-Backed Securities	—	555,498,687	—
Commercial Mortgage-Backed Securities	—	514,999,348	—
Corporate Bonds	—	1,206,347,858	—
Municipal Bond	—	17,225,172	—
Other Instrument - Agency Bond	—	29,999,442	—
U.S. Government Agency Obligations	—	16,282,048	—
Affiliated Money Market Mutual Fund	21,500,105	—	—
Certificates of Deposit	—	25,015,905	—
Commercial Paper	—	390,777,898	—
Loan Participation	—	40,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(17,646,535)	—
Credit Default Swap Agreement	—	(161,371)	—

Total	$21,500,105	$3,567,487,111	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

The Prudential Core Taxable Money Market Fund (“Money Market Fund”) values all of its securities of sufficient credit quality at amortized cost, which approximates fair value. The Prudential Core Short-Term Bond Fund (“Short-Term Bond Fund”) values short-term debt securities of sufficient credit quality which mature in 60 days or less at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as level 2 of the fair value hierarchy.

Over the counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Short-Term Bond Fund invests in the Money Market Fund.

With respect to the Funds, book cost of assets differs from tax cost of assets as a result of each Fund’s adoption of a mark-to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 21, 2012

*	Print the name and title of each signing officer under his or her signature.